Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share

	Restated[a]
	2021	2020	2019
	£m	£m	£m
Profit attributable to ordinary equity holders of the parent	6,205	1,526	2,461

	2021	2020	2019
	million	million	million
Basic weighted average number of shares in issue	16,985	17,300	17,200
Number of potential ordinary shares	435	368	282
Diluted weighted average number of shares	17,420	17,668	17,482

	Basic earnings per share			Diluted earnings per share
	Restated[a]			Restated[a]
	2021	2020	2019	2021	2020	2019
	p	p	p	p	p	p
Earnings per ordinary share	36.5	8.8	14.3	35.6	8.6	14.1
Note
a    2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.